Document and Entity Information	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	FIRST BANCORP, INC
Entity Central Index Key	0000765207
Amendment Flag	false
Entity Incorporation, State or Country Code	ME
Entity File Number	0-26589
Entity Tax Identification Number	01-0404322
Entity Address, Address Line One	Main Street
Entity Address, City or Town	Damariscotta
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04543
City Area Code	207
Local Phone Number	563-3195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false